Annual Operating Expenses - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2060 Portfolio	Apr. 30, 2025
VIP Freedom 2060 Portfolio - Service Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.72%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%	[1]
VIP Freedom 2060 Portfolio - Service Class 2
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.87%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.86%	[1]
VIP Freedom 2060 Portfolio - Initial Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.62%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of each class's average net assets. This arrangement will remain in effect through April 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.